Note 7 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	$ 3,634	$ 1,065	$ 730
Additions based on tax positions related to prior tax years	0	3,099	283
Reductions based on tax positions related to prior tax years	(440)	(608)	0
Additions based on tax positions related to current tax year	0	78	52
Ending balance	$ 3,194	$ 3,634	$ 1,065